CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Neuberger Berman International Small Cap Fund, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 199 (“Amendment No. 199”) to the Registrant’s Registration Statement and (b) that Amendment No. 199 was filed electronically.

Dated: December 9, 2016	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Secretary